Annual Fund Operating Expenses - GQG US Equity ETF	Jul. 14, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
GQG US Equity ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Other Expenses (as a percentage of Assets):	0.14%	[1]
Expenses (as a percentage of Assets)	0.59%
Fee Waiver or Reimbursement	0.10%	[2]
Net Expenses (as a percentage of Assets)	0.49%

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	GQG Partners LLC (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “excluded expenses”)) from exceeding 0.49% of the average daily net assets of the Fund until July 31, 2026 (the “contractual expense limit”). In addition, the Adviser may recoup all or a portion of its fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment to the extent that Total Annual Fund Operating Expenses (not including excluded expenses) at the time of the recoupment are below the lower of (i) the contractual expense limit in effect at the time of the fee waiver and/or expense reimbursement and (ii) the contractual expense limit in effect at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on July 31, 2026.